Schedule of Investments(a)
May 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.19%
Advertising–0.07%
Interpublic Group of Cos., Inc. (The)	26,011	$815,965
Omnicom Group, Inc.	13,446	1,249,940
		2,065,905
Aerospace & Defense–1.87%
Axon Enterprise, Inc.(b)	4,714	1,327,792
Boeing Co. (The)(b)	38,950	6,917,910
General Dynamics Corp.	15,419	4,622,154
General Electric Co.	73,911	12,205,663
Howmet Aerospace, Inc.	26,177	2,215,883
Huntington Ingalls Industries, Inc.	2,594	656,541
L3Harris Technologies, Inc.	12,872	2,894,012
Lockheed Martin Corp.	14,605	6,869,316
Northrop Grumman Corp.	9,578	4,317,475
RTX Corp.	90,108	9,714,543
Textron, Inc.	13,055	1,143,749
TransDigm Group, Inc.	3,776	5,072,036
		57,957,074
Agricultural & Farm Machinery–0.21%
Deere & Co.	17,684	6,627,256
Agricultural Products & Services–0.11%
Archer-Daniels-Midland Co.	36,223	2,261,764
Bunge Global S.A.	9,736	1,047,496
		3,309,260
Air Freight & Logistics–0.41%
C.H. Robinson Worldwide, Inc.	7,922	684,223
Expeditors International of Washington, Inc.	9,951	1,203,076
FedEx Corp.	15,613	3,965,077
United Parcel Service, Inc., Class B	49,118	6,823,964
		12,676,340
Apparel Retail–0.36%
Ross Stores, Inc.	22,864	3,195,472
TJX Cos., Inc. (The)	77,398	7,979,734
		11,175,206
Apparel, Accessories & Luxury Goods–0.12%
lululemon athletica, inc.(b)	7,799	2,433,210
Ralph Lauren Corp.	2,623	490,186
Tapestry, Inc.	15,258	663,571
		3,586,967
Application Software–2.10%
Adobe, Inc.(b)	30,696	13,652,353
ANSYS, Inc.(b)	5,989	1,901,208
Autodesk, Inc.(b)	14,528	2,928,845
Cadence Design Systems, Inc.(b)	18,476	5,289,863
Fair Isaac Corp.(b)	1,688	2,177,402
Intuit, Inc.	19,011	10,958,701
PTC, Inc.(b)	8,119	1,430,893
Roper Technologies, Inc.	7,255	3,865,174
Salesforce, Inc.	65,739	15,411,851
Shares		Value
Application Software–(continued)
Synopsys, Inc.(b)	10,358	$5,808,766
Tyler Technologies, Inc.(b)	2,861	1,374,310
		64,799,366
Asset Management & Custody Banks–0.80%
Ameriprise Financial, Inc.	6,805	2,971,131
Bank of New York Mellon Corp. (The)	51,468	3,068,007
BlackRock, Inc.	9,497	7,331,969
Blackstone, Inc., Class A	48,853	5,886,787
Franklin Resources, Inc.	20,383	481,039
Invesco Ltd.(c)	28,970	455,119
Northern Trust Corp.	13,656	1,150,381
State Street Corp.	20,354	1,538,559
T. Rowe Price Group, Inc.	15,206	1,791,723
		24,674,715
Automobile Manufacturers–1.30%
Ford Motor Co.	263,146	3,191,961
General Motors Co.	78,400	3,527,216
Tesla, Inc.(b)	188,170	33,509,314
		40,228,491
Automotive Parts & Equipment–0.07%
Aptiv PLC(b)	18,930	1,576,112
BorgWarner, Inc.	15,352	547,452
		2,123,564
Automotive Retail–0.26%
AutoZone, Inc.(b)	1,183	3,276,839
CarMax, Inc.(b)(d)	10,725	753,539
O’Reilly Automotive, Inc.(b)	4,012	3,864,599
		7,894,977
Biotechnology–1.84%
AbbVie, Inc.	119,902	19,332,999
Amgen, Inc.	36,333	11,112,448
Biogen, Inc.(b)	9,840	2,213,410
Gilead Sciences, Inc.	84,619	5,438,463
Incyte Corp.(b)	12,632	730,003
Moderna, Inc.(b)	22,528	3,211,366
Regeneron Pharmaceuticals, Inc.(b)	7,169	7,026,767
Vertex Pharmaceuticals, Inc.(b)	17,501	7,968,905
		57,034,361
Brewers–0.02%
Molson Coors Beverage Co., Class B	12,575	689,236
Broadcasting–0.04%
Fox Corp., Class A(d)	17,084	588,202
Fox Corp., Class B	8,976	286,693
Paramount Global, Class B(d)	32,159	383,014
		1,257,909
Broadline Retail–3.62%
Amazon.com, Inc.(b)	620,216	109,430,911
eBay, Inc.	34,975	1,896,344

See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Broadline Retail–(continued)
Etsy, Inc.(b)	7,980	$506,491
		111,833,746
Building Products–0.51%
A.O. Smith Corp.	8,137	680,579
Allegion PLC	5,962	726,291
Builders FirstSource, Inc.(b)	8,377	1,346,938
Carrier Global Corp.	56,739	3,585,337
Johnson Controls International PLC	46,282	3,328,138
Masco Corp.	14,689	1,027,055
Trane Technologies PLC	15,454	5,060,567
		15,754,905
Cable & Satellite–0.41%
Charter Communications, Inc., Class A(b)	6,680	1,917,962
Comcast Corp., Class A	268,736	10,757,502
		12,675,464
Cargo Ground Transportation–0.10%
J.B. Hunt Transport Services, Inc.	5,538	890,234
Old Dominion Freight Line, Inc.	12,152	2,129,638
		3,019,872
Casinos & Gaming–0.10%
Caesars Entertainment, Inc.(b)	14,649	520,918
Las Vegas Sands Corp.	25,078	1,129,262
MGM Resorts International(b)	18,951	761,262
Wynn Resorts Ltd.	6,611	627,252
		3,038,694
Commodity Chemicals–0.14%
Dow, Inc.	47,694	2,748,605
LyondellBasell Industries N.V., Class A	17,149	1,704,954
		4,453,559
Communications Equipment–0.76%
Arista Networks, Inc.(b)	17,113	5,093,684
Cisco Systems, Inc.	275,961	12,832,186
F5, Inc.(b)	3,938	665,404
Juniper Networks, Inc.	21,862	779,818
Motorola Solutions, Inc.	11,271	4,112,901
		23,483,993
Computer & Electronics Retail–0.03%
Best Buy Co., Inc.	12,679	1,075,433
Construction & Engineering–0.09%
Quanta Services, Inc.	9,867	2,722,700
Construction Machinery & Heavy Transportation Equipment– 0.66%
Caterpillar, Inc.	34,573	11,703,652
Cummins, Inc.(d)	9,630	2,713,060
PACCAR, Inc.	35,523	3,818,723
Wabtec Corp.	12,167	2,059,021
		20,294,456
Construction Materials–0.15%
Martin Marietta Materials, Inc.	4,197	2,401,020
Vulcan Materials Co.	9,024	2,308,068
		4,709,088
Shares		Value
Consumer Electronics–0.05%
Garmin Ltd.	10,395	$1,703,221
Consumer Finance–0.52%
American Express Co.	38,836	9,320,640
Capital One Financial Corp.	25,834	3,555,533
Discover Financial Services	16,982	2,083,012
Synchrony Financial	27,311	1,196,222
		16,155,407
Consumer Staples Merchandise Retail–1.68%
Costco Wholesale Corp.	30,135	24,406,035
Dollar General Corp.	14,907	2,040,917
Dollar Tree, Inc.(b)	13,987	1,649,767
Target Corp.	31,353	4,896,084
Walmart, Inc.	290,710	19,117,090
		52,109,893
Copper–0.17%
Freeport-McMoRan, Inc.	97,385	5,135,111
Data Center REITs–0.25%
Digital Realty Trust, Inc.	20,567	2,989,208
Equinix, Inc.	6,376	4,864,760
		7,853,968
Data Processing & Outsourced Services–0.05%
Broadridge Financial Solutions, Inc.	7,873	1,580,662
Distillers & Vintners–0.11%
Brown-Forman Corp., Class B(d)	11,949	547,981
Constellation Brands, Inc., Class A	10,924	2,733,513
		3,281,494
Distributors–0.10%
Genuine Parts Co.	9,521	1,372,357
LKQ Corp.	18,173	781,984
Pool Corp.	2,627	955,046
		3,109,387
Diversified Banks–3.00%
Bank of America Corp.	467,574	18,698,284
Citigroup, Inc.	129,244	8,053,194
Comerica, Inc.	8,606	440,971
Fifth Third Bancorp	45,575	1,705,417
JPMorgan Chase & Co.	196,336	39,783,564
KeyCorp	63,604	913,989
PNC Financial Services Group, Inc. (The)	27,031	4,254,409
U.S. Bancorp	105,741	4,287,798
Wells Fargo & Co.	244,408	14,644,927
		92,782,553
Diversified Support Services–0.23%
Cintas Corp.	5,852	3,967,480
Copart, Inc.(b)	59,343	3,148,740
		7,116,220
Drug Retail–0.03%
Walgreens Boots Alliance, Inc.	48,610	788,454
Electric Utilities–1.59%
Alliant Energy Corp.	16,832	866,680
American Electric Power Co., Inc.	35,714	3,223,188
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Electric Utilities–(continued)
Constellation Energy Corp.	21,690	$4,712,152
Duke Energy Corp.	52,361	5,423,029
Edison International	26,049	2,001,866
Entergy Corp.	14,152	1,591,958
Evergy, Inc.	15,601	852,751
Eversource Energy	23,378	1,384,679
Exelon Corp.	67,603	2,538,492
FirstEnergy Corp.	34,743	1,398,753
NextEra Energy, Inc.	139,337	11,149,747
NRG Energy, Inc.	15,178	1,229,418
PG&E Corp.	144,892	2,686,298
Pinnacle West Capital Corp.(d)	7,321	577,334
PPL Corp.	50,060	1,468,260
Southern Co. (The)	74,067	5,935,729
Xcel Energy, Inc.	37,475	2,077,989
		49,118,323
Electrical Components & Equipment–0.65%
AMETEK, Inc.	15,674	2,657,997
Eaton Corp. PLC	27,117	9,025,893
Emerson Electric Co.	38,826	4,354,724
Generac Holdings, Inc.(b)	3,971	584,571
Hubbell, Inc.	3,642	1,416,337
Rockwell Automation, Inc.	7,782	2,004,099
		20,043,621
Electronic Components–0.24%
Amphenol Corp., Class A	40,738	5,392,489
Corning, Inc.	51,387	1,914,680
		7,307,169
Electronic Equipment & Instruments–0.16%
Keysight Technologies, Inc.(b)	11,884	1,645,696
Teledyne Technologies, Inc.(b)	3,204	1,271,828
Trimble, Inc.(b)	16,894	940,658
Zebra Technologies Corp., Class A(b)	3,488	1,089,442
		4,947,624
Electronic Manufacturing Services–0.13%
Jabil, Inc.	8,662	1,029,912
TE Connectivity Ltd.	20,798	3,113,460
		4,143,372
Environmental & Facilities Services–0.33%
Republic Services, Inc.	13,889	2,572,104
Rollins, Inc.	18,518	846,087
Veralto Corp.	14,893	1,468,152
Waste Management, Inc.	24,892	5,245,491
		10,131,834
Fertilizers & Agricultural Chemicals–0.16%
CF Industries Holdings, Inc.	12,690	1,011,774
Corteva, Inc.	47,162	2,638,242
FMC Corp.(d)	8,473	516,429
Mosaic Co. (The)	21,798	674,212
		4,840,657
Financial Exchanges & Data–0.99%
Cboe Global Markets, Inc.	7,169	1,240,165
CME Group, Inc., Class A	24,448	4,962,455
FactSet Research Systems, Inc.	2,542	1,027,629
Shares		Value
Financial Exchanges & Data–(continued)
Intercontinental Exchange, Inc.	38,888	$5,207,103
MarketAxess Holdings, Inc.	2,500	497,325
Moody’s Corp.	10,688	4,243,029
MSCI, Inc.	5,371	2,659,611
Nasdaq, Inc.	25,918	1,529,940
S&P Global, Inc.	21,820	9,328,268
		30,695,525
Food Distributors–0.08%
Sysco Corp.	33,742	2,457,092
Food Retail–0.08%
Kroger Co. (The)	44,949	2,353,979
Footwear–0.32%
Deckers Outdoor Corp.(b)	1,743	1,906,703
NIKE, Inc., Class B	82,665	7,857,308
		9,764,011
Gas Utilities–0.04%
Atmos Energy Corp.	10,244	1,187,484
Gold–0.11%
Newmont Corp.	78,269	3,282,602
Health Care Distributors–0.32%
Cardinal Health, Inc.	16,599	1,647,783
Cencora, Inc.	11,157	2,527,842
Henry Schein, Inc.(b)	8,654	600,068
McKesson Corp.	8,905	5,072,199
		9,847,892
Health Care Equipment–2.25%
Abbott Laboratories	117,900	12,048,201
Baxter International, Inc.	33,951	1,157,390
Becton, Dickinson and Co.	19,620	4,551,252
Boston Scientific Corp.(b)	99,491	7,518,535
DexCom, Inc.(b)	26,181	3,109,517
Edwards Lifesciences Corp.(b)	41,189	3,578,912
GE HealthCare Technologies, Inc.	28,686	2,237,508
Hologic, Inc.(b)	15,997	1,180,259
IDEXX Laboratories, Inc.(b)	5,640	2,802,798
Insulet Corp.(b)	4,606	816,137
Intuitive Surgical, Inc.(b)	23,927	9,621,525
Medtronic PLC	90,300	7,347,711
ResMed, Inc.(d)	9,989	2,061,030
STERIS PLC	6,711	1,495,748
Stryker Corp.	22,964	7,832,791
Teleflex, Inc.	3,191	667,142
Zimmer Biomet Holdings, Inc.	13,986	1,610,488
		69,636,944
Health Care Facilities–0.17%
HCA Healthcare, Inc.	13,451	4,569,977
Universal Health Services, Inc., Class B	4,202	797,540
		5,367,517
Health Care REITs–0.24%
Alexandria Real Estate Equities, Inc.	10,694	1,272,586
Healthpeak Properties, Inc.(d)	48,076	956,713
Ventas, Inc.	27,327	1,373,455
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Health Care REITs–(continued)
Welltower, Inc.	37,587	$3,896,644
		7,499,398
Health Care Services–0.47%
Cigna Group (The)	19,865	6,845,876
CVS Health Corp.	85,955	5,122,918
DaVita, Inc.(b)	3,510	516,391
Labcorp Holdings, Inc.	5,786	1,127,749
Quest Diagnostics, Inc.	7,416	1,052,850
		14,665,784
Health Care Supplies–0.10%
Align Technology, Inc.(b)	4,837	1,244,125
Cooper Cos., Inc. (The)	13,497	1,272,902
Solventum Corp.(b)	9,383	556,787
		3,073,814
Heavy Electrical Equipment–0.10%
GE Vernova, Inc.(b)	18,477	3,250,104
Home Furnishings–0.01%
Mohawk Industries, Inc.(b)	3,384	412,611
Home Improvement Retail–1.01%
Home Depot, Inc. (The)	67,591	22,634,198
Lowe’s Cos., Inc.	39,057	8,642,924
		31,277,122
Homebuilding–0.29%
D.R. Horton, Inc.	20,281	2,997,532
Lennar Corp., Class A	16,741	2,684,419
NVR, Inc.(b)	214	1,643,676
PulteGroup, Inc.	14,552	1,707,241
		9,032,868
Hotel & Resort REITs–0.03%
Host Hotels & Resorts, Inc.	47,908	859,470
Hotels, Resorts & Cruise Lines–0.82%
Airbnb, Inc., Class A(b)	29,580	4,287,030
Booking Holdings, Inc.	2,369	8,946,173
Carnival Corp.(b)	68,422	1,031,804
Expedia Group, Inc.(b)	8,794	992,491
Hilton Worldwide Holdings, Inc.	17,125	3,435,275
Marriott International, Inc., Class A	16,754	3,873,022
Norwegian Cruise Line Holdings Ltd.(b)	28,892	479,607
Royal Caribbean Cruises Ltd.(b)	16,021	2,365,981
		25,411,383
Household Products–1.21%
Church & Dwight Co., Inc.	16,589	1,775,189
Clorox Co. (The)(d)	8,298	1,091,685
Colgate-Palmolive Co.	55,917	5,198,044
Kimberly-Clark Corp.	22,879	3,049,771
Procter & Gamble Co. (The)	159,800	26,293,492
		37,408,181
Human Resource & Employment Services–0.35%
Automatic Data Processing, Inc.	27,898	6,832,778
Dayforce, Inc.(b)(d)	10,288	508,845
Paychex, Inc.(d)	21,748	2,613,240
Paycom Software, Inc.	3,217	467,494
Shares		Value
Human Resource & Employment Services–(continued)
Robert Half, Inc.	6,902	$443,315
		10,865,672
Independent Power Producers & Energy Traders–0.10%
AES Corp. (The)	44,168	953,587
Vistra Corp.	22,775	2,256,547
		3,210,134
Industrial Conglomerates–0.41%
3M Co.	37,535	3,758,755
Honeywell International, Inc.	44,771	9,052,248
		12,811,003
Industrial Gases–0.59%
Air Products and Chemicals, Inc.(d)	15,097	4,026,370
Linde PLC	32,930	14,341,674
		18,368,044
Industrial Machinery & Supplies & Components–0.81%
Dover Corp.	9,501	1,746,474
Fortive Corp.	23,817	1,772,937
IDEX Corp.	5,136	1,071,575
Illinois Tool Works, Inc.	18,466	4,482,622
Ingersoll Rand, Inc.	27,491	2,558,038
Nordson Corp.	3,685	864,943
Otis Worldwide Corp.	27,389	2,716,989
Parker-Hannifin Corp.	8,721	4,635,386
Pentair PLC	11,226	913,572
Snap-on, Inc.	3,584	977,930
Stanley Black & Decker, Inc.	10,112	881,463
Xylem, Inc.	16,372	2,308,779
		24,930,708
Industrial REITs–0.22%
Prologis, Inc.	62,749	6,933,137
Insurance Brokers–0.57%
Aon PLC, Class A	13,597	3,829,459
Arthur J. Gallagher & Co.	14,723	3,729,778
Brown & Brown, Inc.(d)	16,042	1,435,919
Marsh & McLennan Cos., Inc.	33,413	6,935,871
Willis Towers Watson PLC	6,914	1,765,075
		17,696,102
Integrated Oil & Gas–1.87%
Chevron Corp.	117,791	19,117,479
Exxon Mobil Corp.(e)	306,544	35,945,349
Occidental Petroleum Corp.	44,699	2,793,688
		57,856,516
Integrated Telecommunication Services–0.67%
AT&T, Inc.	485,574	8,847,158
Verizon Communications, Inc.	285,523	11,749,272
		20,596,430
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	16,380	2,176,574
Take-Two Interactive Software, Inc.(b)(d)	10,769	1,726,917
		3,903,491
Interactive Media & Services–6.39%
Alphabet, Inc., Class A(b)	400,208	69,035,880
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class C(b)	335,065	$58,287,908
Match Group, Inc.(b)	18,162	556,302
Meta Platforms, Inc., Class A	149,411	69,749,537
		197,629,627
Internet Services & Infrastructure–0.06%
Akamai Technologies, Inc.(b)	10,243	944,814
VeriSign, Inc.(b)	5,891	1,026,919
		1,971,733
Investment Banking & Brokerage–0.89%
Charles Schwab Corp. (The)	101,068	7,406,263
Goldman Sachs Group, Inc. (The)	22,147	10,110,549
Morgan Stanley	85,080	8,324,227
Raymond James Financial, Inc.	12,576	1,543,704
		27,384,743
IT Consulting & Other Services–0.89%
Accenture PLC, Class A	42,581	12,020,190
Cognizant Technology Solutions Corp., Class A	33,556	2,219,729
EPAM Systems, Inc.(b)	3,919	697,308
Gartner, Inc.(b)	5,294	2,221,733
International Business Machines Corp.	62,141	10,368,226
		27,527,186
Leisure Products–0.02%
Hasbro, Inc.	8,517	509,146
Life & Health Insurance–0.35%
Aflac, Inc.	35,750	3,212,852
Globe Life, Inc.	5,776	478,022
MetLife, Inc.	41,690	3,017,105
Principal Financial Group, Inc.	14,896	1,222,068
Prudential Financial, Inc.	24,516	2,950,501
		10,880,548
Life Sciences Tools & Services–1.31%
Agilent Technologies, Inc.(d)	19,901	2,595,289
Bio-Rad Laboratories, Inc., Class A(b)	1,340	384,392
Bio-Techne Corp.	10,432	805,246
Charles River Laboratories International, Inc.(b)	3,484	726,205
Danaher Corp.	44,662	11,469,202
Illumina, Inc.(b)	10,785	1,124,660
IQVIA Holdings, Inc.(b)	12,394	2,715,401
Mettler-Toledo International, Inc.(b)	1,451	2,037,335
Revvity, Inc.	8,381	915,708
Thermo Fisher Scientific, Inc.	26,239	14,903,227
Waters Corp.(b)	4,015	1,240,234
West Pharmaceutical Services, Inc.	5,025	1,665,335
		40,582,234
Managed Health Care–1.50%
Centene Corp.(b)	36,298	2,598,574
Elevance Health, Inc.	15,957	8,592,525
Humana, Inc.	8,239	2,950,551
Molina Healthcare, Inc.(b)	3,939	1,239,131
UnitedHealth Group, Inc.	62,814	31,116,171
		46,496,952
Shares		Value
Metal, Glass & Plastic Containers–0.05%
Ball Corp.	21,413	$1,486,705
Movies & Entertainment–1.10%
Live Nation Entertainment, Inc.(b)(d)	9,636	903,279
Netflix, Inc.(b)	29,390	18,857,212
Walt Disney Co. (The)	124,572	12,944,276
Warner Bros. Discovery, Inc.(b)	150,704	1,241,801
		33,946,568
Multi-Family Residential REITs–0.23%
AvalonBay Communities, Inc.	9,633	1,856,086
Camden Property Trust(d)	6,991	717,626
Equity Residential	23,125	1,503,819
Essex Property Trust, Inc.	4,360	1,132,684
Mid-America Apartment Communities, Inc.	7,926	1,059,786
UDR, Inc.	20,002	772,477
		7,042,478
Multi-line Insurance–0.14%
American International Group, Inc.	47,677	3,757,901
Assurant, Inc.	3,568	618,941
		4,376,842
Multi-Sector Holdings–1.66%
Berkshire Hathaway, Inc., Class B(b)	123,563	51,204,507
Multi-Utilities–0.62%
Ameren Corp.	17,857	1,310,168
CenterPoint Energy, Inc.	42,868	1,307,903
CMS Energy Corp.	19,996	1,258,348
Consolidated Edison, Inc.(d)	23,445	2,216,725
Dominion Energy, Inc.	56,829	3,064,220
DTE Energy Co.	13,798	1,607,881
NiSource, Inc.	28,076	815,888
Public Service Enterprise Group, Inc.	33,842	2,563,870
Sempra	42,739	3,292,185
WEC Energy Group, Inc.	21,110	1,710,543
		19,147,731
Office REITs–0.02%
Boston Properties, Inc.	10,083	611,736
Oil & Gas Equipment & Services–0.29%
Baker Hughes Co., Class A	67,340	2,254,543
Halliburton Co.	59,899	2,198,293
Schlumberger N.V.	96,938	4,448,485
		8,901,321
Oil & Gas Exploration & Production–0.85%
APA Corp.	24,269	740,933
ConocoPhillips	80,008	9,319,332
Coterra Energy, Inc.	51,083	1,456,887
Devon Energy Corp.	43,512	2,135,569
Diamondback Energy, Inc.	12,155	2,422,005
EOG Resources, Inc.	39,603	4,932,554
EQT Corp.	28,945	1,189,350
Hess Corp.	18,694	2,880,745
Marathon Oil Corp.	40,214	1,164,597
		26,241,972
Oil & Gas Refining & Marketing–0.40%
Marathon Petroleum Corp.	24,992	4,413,837
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Oil & Gas Refining & Marketing–(continued)
Phillips 66	29,443	$4,184,145
Valero Energy Corp.	23,121	3,633,234
		12,231,216
Oil & Gas Storage & Transportation–0.35%
Kinder Morgan, Inc.	131,330	2,559,622
ONEOK, Inc.	39,562	3,204,522
Targa Resources Corp.	15,143	1,790,357
Williams Cos., Inc. (The)	82,615	3,429,348
		10,983,849
Other Specialized REITs–0.12%
Iron Mountain, Inc.(d)	19,541	1,576,763
VICI Properties, Inc.	70,258	2,017,107
		3,593,870
Other Specialty Retail–0.13%
Bath & Body Works, Inc.	15,062	782,320
Tractor Supply Co.	7,342	2,094,599
Ulta Beauty, Inc.(b)	3,270	1,291,945
		4,168,864
Packaged Foods & Meats–0.65%
Campbell Soup Co.(d)	12,726	564,780
Conagra Brands, Inc.	31,527	942,027
General Mills, Inc.	38,901	2,674,444
Hershey Co. (The)	10,179	2,013,711
Hormel Foods Corp.	18,908	585,770
J.M. Smucker Co. (The)	7,000	781,480
Kellanova	17,911	1,080,750
Kraft Heinz Co. (The)	55,129	1,949,913
Lamb Weston Holdings, Inc.	9,805	865,683
McCormick & Co., Inc.(d)	17,076	1,233,229
Mondelez International, Inc., Class A	91,443	6,266,589
Tyson Foods, Inc., Class A	19,446	1,113,283
		20,071,659
Paper & Plastic Packaging Products & Materials–0.17%
Amcor PLC	98,157	998,257
Avery Dennison Corp.	5,469	1,244,690
International Paper Co.	23,208	1,046,449
Packaging Corp. of America	5,928	1,087,729
WestRock Co.	16,912	907,159
		5,284,284
Passenger Airlines–0.16%
American Airlines Group, Inc.(b)	44,433	510,979
Delta Air Lines, Inc.(d)	43,488	2,218,758
Southwest Airlines Co.	40,521	1,087,584
United Airlines Holdings, Inc.(b)	22,276	1,180,405
		4,997,726
Passenger Ground Transportation–0.29%
Uber Technologies, Inc.(b)	139,754	9,022,518
Personal Care Products–0.14%
Estee Lauder Cos., Inc. (The), Class A	15,819	1,951,432
Kenvue, Inc.	117,047	2,259,007
		4,210,439
Pharmaceuticals–3.67%
Bristol-Myers Squibb Co.	138,185	5,678,021
Shares		Value
Pharmaceuticals–(continued)
Catalent, Inc.(b)	12,274	$660,218
Eli Lilly and Co.	54,155	44,425,513
Johnson & Johnson	163,484	23,978,198
Merck & Co., Inc.	172,092	21,604,430
Pfizer, Inc.	383,462	10,990,021
Viatris, Inc.	81,473	863,614
Zoetis, Inc.	31,180	5,286,881
		113,486,896
Property & Casualty Insurance–0.98%
Allstate Corp. (The)	17,827	2,986,379
Arch Capital Group Ltd.(b)	25,196	2,585,865
Chubb Ltd.	27,523	7,453,779
Cincinnati Financial Corp.	10,662	1,253,638
Hartford Financial Services Group, Inc. (The)	20,141	2,083,586
Loews Corp.	12,301	944,717
Progressive Corp. (The)	39,749	8,394,194
Travelers Cos., Inc. (The)	15,498	3,342,919
W.R. Berkley Corp.	13,764	1,115,297
		30,160,374
Publishing–0.03%
News Corp., Class A	25,103	682,551
News Corp., Class B	7,388	205,977
		888,528
Rail Transportation–0.57%
CSX Corp.	134,204	4,529,385
Norfolk Southern Corp.	15,340	3,448,432
Union Pacific Corp.	41,412	9,641,542
		17,619,359
Real Estate Services–0.13%
CBRE Group, Inc., Class A(b)	20,181	1,777,341
CoStar Group, Inc.(b)	27,733	2,167,888
		3,945,229
Regional Banks–0.28%
Citizens Financial Group, Inc.	31,456	1,110,082
Huntington Bancshares, Inc.	98,359	1,369,157
M&T Bank Corp.	11,106	1,683,670
Regions Financial Corp.	62,751	1,214,232
Truist Financial Corp.	90,578	3,419,319
		8,796,460
Reinsurance–0.04%
Everest Group Ltd.	2,947	1,152,071
Research & Consulting Services–0.23%
Equifax, Inc.	8,374	1,937,660
Jacobs Solutions, Inc.	8,533	1,188,988
Leidos Holdings, Inc.	9,338	1,373,153
Verisk Analytics, Inc.	9,846	2,488,872
		6,988,673
Restaurants–0.96%
Chipotle Mexican Grill, Inc.(b)	1,862	5,827,166
Darden Restaurants, Inc.	8,109	1,219,513
Domino’s Pizza, Inc.	2,369	1,204,826
McDonald’s Corp.	49,260	12,752,921
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Restaurants–(continued)
Starbucks Corp.	76,891	$6,168,196
Yum! Brands, Inc.	19,083	2,622,577
		29,795,199
Retail REITs–0.27%
Federal Realty Investment Trust	4,845	489,103
Kimco Realty Corp.	45,240	875,846
Realty Income Corp.	56,479	2,996,776
Regency Centers Corp.	10,731	658,883
Simon Property Group, Inc.	22,134	3,349,096
		8,369,704
Self-Storage REITs–0.16%
Extra Space Storage, Inc.	14,348	2,077,160
Public Storage	10,747	2,942,851
		5,020,011
Semiconductor Materials & Equipment–0.97%
Applied Materials, Inc.	56,507	12,153,526
Enphase Energy, Inc.(b)	9,007	1,151,995
KLA Corp.	9,184	6,975,523
Lam Research Corp.	8,904	8,302,446
Teradyne, Inc.	10,174	1,433,924
		30,017,414
Semiconductors–10.08%
Advanced Micro Devices, Inc.(b)	109,732	18,314,271
Analog Devices, Inc.	33,674	7,896,216
Broadcom, Inc.	29,885	39,703,717
First Solar, Inc.(b)	7,256	1,971,891
Intel Corp.	287,134	8,858,084
Microchip Technology, Inc.	36,699	3,568,244
Micron Technology, Inc.	74,969	9,371,125
Monolithic Power Systems, Inc.	3,262	2,399,625
NVIDIA Corp.	167,637	183,785,472
NXP Semiconductors N.V. (China)	17,505	4,763,110
ON Semiconductor Corp.(b)	28,823	2,105,232
Qorvo, Inc.(b)	6,475	637,075
QUALCOMM, Inc.	75,790	15,464,949
Skyworks Solutions, Inc.	10,881	1,008,233
Texas Instruments, Inc.	61,752	12,042,258
		311,889,502
Single-Family Residential REITs–0.04%
Invitation Homes, Inc.	39,066	1,359,106
Soft Drinks & Non-alcoholic Beverages–1.22%
Coca-Cola Co. (The)	264,252	16,629,378
Keurig Dr Pepper, Inc.	70,731	2,422,537
Monster Beverage Corp.(b)	50,168	2,604,723
PepsiCo, Inc.	93,341	16,138,659
		37,795,297
Specialty Chemicals–0.58%
Albemarle Corp.(d)	8,269	1,013,697
Celanese Corp.(d)	6,801	1,034,024
DuPont de Nemours, Inc.	29,210	2,399,893
Eastman Chemical Co.	7,966	807,195
Ecolab, Inc.	17,234	4,001,735
International Flavors & Fragrances, Inc.	17,084	1,643,139
PPG Industries, Inc.	16,014	2,104,400
Shares		Value
Specialty Chemicals–(continued)
Sherwin-Williams Co. (The)	15,993	$4,858,673
		17,862,756
Steel–0.13%
Nucor Corp.	16,696	2,819,120
Steel Dynamics, Inc.	10,169	1,361,324
		4,180,444
Systems Software–7.79%
Fortinet, Inc.(b)	43,285	2,567,666
Gen Digital, Inc.	38,064	945,129
Microsoft Corp.	504,217	209,315,603
Oracle Corp.	108,278	12,689,099
Palo Alto Networks, Inc.(b)	21,413	6,314,908
ServiceNow, Inc.(b)	13,922	9,145,780
		240,978,185
Technology Distributors–0.07%
CDW Corp.	9,098	2,034,495
Technology Hardware, Storage & Peripherals–6.48%
Apple, Inc.	985,126	189,390,473
Hewlett Packard Enterprise Co.	88,286	1,558,248
HP, Inc.	59,219	2,161,493
NetApp, Inc.	13,863	1,669,521
Seagate Technology Holdings PLC	13,019	1,213,892
Super Micro Computer, Inc.(b)(d)	3,417	2,680,671
Western Digital Corp.(b)	22,020	1,657,886
		200,332,184
Telecom Tower REITs–0.34%
American Tower Corp.	31,658	6,196,737
Crown Castle, Inc.	29,453	3,018,932
SBA Communications Corp., Class A	7,220	1,420,030
		10,635,699
Timber REITs–0.05%
Weyerhaeuser Co.	48,853	1,467,056
Tobacco–0.52%
Altria Group, Inc.	119,761	5,538,946
Philip Morris International, Inc.	105,431	10,688,595
		16,227,541
Trading Companies & Distributors–0.27%
Fastenal Co.	38,862	2,564,115
United Rentals, Inc.	4,536	3,036,444
W.W. Grainger, Inc.	3,000	2,764,380
		8,364,939
Transaction & Payment Processing Services–2.33%
Corpay, Inc.(b)	4,830	1,292,846
Fidelity National Information Services, Inc.	40,237	3,053,184
Fiserv, Inc.(b)	40,760	6,104,218
Global Payments, Inc.	17,684	1,801,115
Jack Henry & Associates, Inc.	4,949	815,001
Mastercard, Inc., Class A	56,030	25,049,332
PayPal Holdings, Inc.(b)	72,785	4,584,727
Visa, Inc., Class A(d)	107,410	29,264,929
		71,965,352
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Shares		Value
Water Utilities–0.06%
American Water Works Co., Inc.	13,223	$1,729,172
Wireless Telecommunication Services–0.20%
T-Mobile US, Inc.	35,465	6,204,956
Total Common Stocks & Other Equity Interests (Cost $1,112,925,630)		3,005,739,581
Money Market Funds–2.68%
Invesco Government & Agency Portfolio, Institutional Class, 5.23%(c)(f)	29,651,203	29,651,203
Invesco Liquid Assets Portfolio, Institutional Class, 5.30%(c)(f)	19,248,822	19,254,597
Invesco Treasury Portfolio, Institutional Class, 5.22%(c)(f)	33,887,089	33,887,089
Total Money Market Funds (Cost $82,789,880)		82,792,889
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.87% (Cost $1,195,715,510)		3,088,532,470
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.23%
Invesco Private Government Fund, 5.30%(c)(f)(g)	6,956,774	$6,956,774
Invesco Private Prime Fund, 5.48%(c)(f)(g)	31,111,641	31,120,975
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,077,749)		38,077,749
TOTAL INVESTMENTS IN SECURITIES–101.10% (Cost $1,233,793,259)		3,126,610,219
OTHER ASSETS LESS LIABILITIES—(1.10)%		(34,009,741)
NET ASSETS–100.00%		$3,092,600,478
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2024.

	Value August 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2024	Dividend Income
Invesco Ltd.	$455,471	$4,924	$-	$(5,276)	$-	$455,119	$17,455
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	28,598,847	84,944,590	(83,892,234)	-	-	29,651,203	953,271
Invesco Liquid Assets Portfolio, Institutional Class	18,499,332	60,674,707	(59,923,025)	616	2,967	19,254,597	623,351
Invesco Treasury Portfolio, Institutional Class	32,684,397	97,079,531	(95,876,839)	-	-	33,887,089	1,088,968
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,324,601	166,287,611	(173,655,438)	-	-	6,956,774	616,274*
Invesco Private Prime Fund	36,834,686	415,564,685	(421,286,422)	178	7,848	31,120,975	1,675,460*
Total	$131,397,334	$824,556,048	$(834,633,958)	$(4,482)	$10,815	$121,325,757	$4,974,779

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	All or a portion of this security was out on loan at May 31, 2024.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
E-Mini S&P 500 Index	327	June-2024	$86,581,425	$1,112,388	$1,112,388
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,005,739,581	$—	$—	$3,005,739,581
Money Market Funds	82,792,889	38,077,749	—	120,870,638
Total Investments in Securities	3,088,532,470	38,077,749	—	3,126,610,219
Other Investments - Assets*
Futures Contracts	1,112,388	—	—	1,112,388
Total Investments	$3,089,644,858	$38,077,749	$—	$3,127,722,607

*	Unrealized appreciation.
Invesco S&P 500 Index Fund